Commitments (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Commitments [Line Items]
Future capital expenditure commitments outstanding	$ 0	$ 0
Non-cancellable purchase commitments related to raw materials, manufacturing agreements and other goods and services	8,000,000.0
Other purchase commitments	0
Lonza Bioscience Singapore Pte Ltd | Manufacturing service agreement
Commitments [Line Items]
Minimum remaining financial commitment of non-lease component on exercise of option to extend non-cancellable term	39,800,000
Minimum financial commitment of lease component on exercise of option to extend non-cancellable term	$ 3,400,000